Commitments and Contingencies - Schedule of Components of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost*	$ 469	$ 623	$ 904